UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

July 31, 2018

AEDO-QTLY-0918
1.9585372.104

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Internet & Direct Marketing Retail - 12.6%
AO World PLC (a)(b)	1,699,161	$3,175,853
Boohoo.Com PLC (a)	1,379	3,642
Ocado Group PLC (a)	634	9,204
Zooplus AG (a)(b)	18,170	3,148,819
		6,337,518
Media - 0.0%
Twenty-First Century Fox, Inc. Class B	77	3,420
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(c)	220	5,318
Specialty Retail - 1.3%
Cars.com, Inc. (a)	23,083	654,865

TOTAL CONSUMER DISCRETIONARY		7,001,121

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
SunOpta, Inc. (a)	718	5,888
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	66	1,830
FINANCIALS - 15.7%
Capital Markets - 12.6%
Brighthouse Financial, Inc.	35,835	1,556,314
Interactive Brokers Group, Inc.	100	5,986
KKR & Co. LP	61,754	1,690,825
Waddell & Reed Financial, Inc. Class A (b)	79,839	1,653,466
WisdomTree Investments, Inc.	161,125	1,408,233
		6,314,824
Consumer Finance - 3.0%
Encore Capital Group, Inc. (a)	135	4,874
SLM Corp. (a)	134,048	1,513,402
		1,518,276
Diversified Financial Services - 0.1%
Rafael Holdings, Inc. (a)	3,500	31,850

TOTAL FINANCIALS		7,864,950

INDUSTRIALS - 2.2%
Airlines - 1.2%
AirAsia Group BHD	701,800	614,615
Wizz Air Holdings PLC (a)(c)	102	4,640
		619,255
Commercial Services & Supplies - 0.0%
The Brink's Co.	39	3,114
Machinery - 1.0%
Momentum Group AB Class B	37,666	503,758

TOTAL INDUSTRIALS		1,126,127

INFORMATION TECHNOLOGY - 31.6%
Electronic Equipment & Components - 3.1%
Cardtronics PLC (a)	26,778	678,019
Knowles Corp. (a)	49,303	855,900
		1,533,919
Internet Software & Services - 4.0%
comScore, Inc. (a)	33,412	668,240
LogMeIn, Inc.	7,997	648,157
Web.com Group, Inc. (a)	28,000	704,200
		2,020,597
IT Services - 12.3%
Alliance Data Systems Corp.	15,173	3,412,104
Automatic Data Processing, Inc.	5,489	740,960
Conduent, Inc. (a)	36,177	649,739
DXC Technology Co.	8,246	698,766
Perspecta, Inc.	31,548	684,592
		6,186,161
Semiconductors & Semiconductor Equipment - 4.1%
Marvell Technology Group Ltd.	33,966	723,815
Mellanox Technologies Ltd. (a)	8,048	631,768
Versum Materials, Inc.	18,287	704,964
		2,060,547
Software - 4.1%
Black Knight, Inc. (a)	14,219	734,411
Micro Focus International PLC sponsored ADR (b)	39,591	641,374
TiVo Corp.	57,091	693,656
		2,069,441
Technology Hardware, Storage & Peripherals - 4.0%
3D Systems Corp. (a)(b)	52,900	643,793
Diebold Nixdorf, Inc.	60,147	682,668
Seagate Technology LLC	12,423	653,698
		1,980,159

TOTAL INFORMATION TECHNOLOGY		15,850,824

REAL ESTATE - 20.2%
Equity Real Estate Investment Trusts (REITs) - 20.2%
CorePoint Lodging, Inc. (a)	194,200	4,905,492
JBG SMITH Properties	143,412	5,234,536
		10,140,028
TOTAL COMMON STOCKS
(Cost $41,136,848)		41,990,768
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.87% to 1.95% 8/16/18 to 10/18/18 (d)
(Cost $329,252)	330,000	329,252
	Shares	Value

Money Market Funds - 27.3%
Fidelity Cash Central Fund, 1.96% (e)	8,183,352	$8,184,988
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	5,537,546	5,538,100
TOTAL MONEY MARKET FUNDS
(Cost $13,723,009)		13,723,088

Equity Funds - 0.2%
Domestic Equity Funds - 0.2%
iShares Russell 3000 Index ETF
(Cost $87,133)	706	117,923
TOTAL INVESTMENT IN SECURITIES - 111.8%
(Cost $55,276,242)		56,161,031
NET OTHER ASSETS (LIABILITIES) - (11.8)%		(5,935,721)
NET ASSETS - 100%		$50,225,310

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	12	Sept. 2018	$1,003,440	$835	$835
CME E-mini S&P 500 Index Contracts (United States)	48	Sept. 2018	6,761,040	119,338	119,338
TOTAL FUTURES CONTRACTS					$120,173

The notional amount of futures purchased as a percentage of Net Assets is 15.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,958 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,252.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,936
Fidelity Securities Lending Cash Central Fund	30,410
Total	$61,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,001,121	$7,001,121	$--	$--
Consumer Staples	5,888	5,888	--	--
Energy	1,830	1,830	--	--
Financials	7,864,950	7,864,950	--	--
Industrials	1,126,127	1,126,127	--	--
Information Technology	15,850,824	15,850,824	--	--
Real Estate	10,140,028	10,140,028	--	--
U.S. Government and Government Agency Obligations	329,252	--	329,252	--
Money Market Funds	13,723,088	13,723,088	--	--
Equity Funds	117,923	117,923	--	--
Total Investments in Securities:	$56,161,031	$55,831,779	$329,252	$--
Derivative Instruments:
Assets
Futures Contracts	$120,173	$120,173	$--	$--
Total Assets	$120,173	$120,173	$--	$--
Total Derivative Instruments:	$120,173	$120,173	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

July 31, 2018

EDO-QTLY-0918
1.9585362.104

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Internet & Direct Marketing Retail - 12.5%
AO World PLC (a)(b)	15,894,701	$29,708,328
Boohoo.Com PLC (a)	18,400	48,592
Ocado Group PLC (a)	6,500	94,359
Zooplus AG (a)(b)	175,071	30,339,396
		60,190,675
Media - 0.0%
Twenty-First Century Fox, Inc. Class B	1,240	55,081
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(c)	2,161	52,238
Specialty Retail - 1.3%
Cars.com, Inc. (a)	224,248	6,361,916

TOTAL CONSUMER DISCRETIONARY		66,659,910

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
SunOpta, Inc. (a)	6,588	54,022
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,604	44,463
FINANCIALS - 15.7%
Capital Markets - 12.6%
Brighthouse Financial, Inc.	347,745	15,102,565
Interactive Brokers Group, Inc.	700	41,902
KKR & Co. LP	594,373	16,273,933
Waddell & Reed Financial, Inc. Class A (b)	768,713	15,920,046
WisdomTree Investments, Inc.	1,550,778	13,553,800
		60,892,246
Consumer Finance - 3.0%
Encore Capital Group, Inc. (a)	978	35,306
SLM Corp. (a)	1,290,300	14,567,487
		14,602,793
Diversified Financial Services - 0.1%
Rafael Holdings, Inc. (a)	33,900	308,490

TOTAL FINANCIALS		75,803,529

INDUSTRIALS - 2.2%
Airlines - 1.2%
AirAsia Group BHD	6,783,100	5,940,427
Wizz Air Holdings PLC (a)(c)	1,361	61,916
		6,002,343
Commercial Services & Supplies - 0.0%
The Brink's Co.	656	52,382
Machinery - 1.0%
Momentum Group AB Class B	354,944	4,747,146

TOTAL INDUSTRIALS		10,801,871

INFORMATION TECHNOLOGY - 31.5%
Electronic Equipment & Components - 3.1%
Cardtronics PLC (a)	260,052	6,584,517
Knowles Corp. (a)	473,700	8,223,432
		14,807,949
Internet Software & Services - 4.0%
comScore, Inc. (a)	321,732	6,434,640
LogMeIn, Inc.	76,600	6,208,430
Web.com Group, Inc. (a)	272,300	6,848,345
		19,491,415
IT Services - 12.1%
Alliance Data Systems Corp.	140,700	31,640,616
Automatic Data Processing, Inc.	52,800	7,127,472
Conduent, Inc. (a)	351,332	6,309,923
DXC Technology Co.	80,803	6,847,246
Perspecta, Inc.	306,951	6,660,837
		58,586,094
Semiconductors & Semiconductor Equipment - 4.1%
Marvell Technology Group Ltd.	326,900	6,966,239
Mellanox Technologies Ltd. (a)	78,200	6,138,700
Versum Materials, Inc.	175,593	6,769,110
		19,874,049
Software - 4.2%
Black Knight, Inc. (a)	138,100	7,132,865
Micro Focus International PLC sponsored ADR (b)	387,841	6,283,024
TiVo Corp.	549,144	6,672,100
		20,087,989
Technology Hardware, Storage & Peripherals - 4.0%
3D Systems Corp. (a)(b)	508,983	6,194,323
Diebold Nixdorf, Inc. (b)	582,990	6,616,937
Seagate Technology LLC	119,200	6,272,304
		19,083,564

TOTAL INFORMATION TECHNOLOGY		151,931,060

REAL ESTATE - 20.4%
Equity Real Estate Investment Trusts (REITs) - 20.4%
CorePoint Lodging, Inc. (a)	1,884,000	47,589,840
JBG SMITH Properties	1,402,289	51,183,546
		98,773,386
Real Estate Management & Development - 0.0%
Midland Holdings Ltd.	16,000	4,383

TOTAL REAL ESTATE		98,777,769

TOTAL COMMON STOCKS
(Cost $388,145,412)		404,072,624
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.86% to 1.96% 8/9/18 to 10/25/18 (d)
(Cost $3,143,253)	3,150,000	3,143,246
	Shares	Value

Money Market Funds - 22.4%
Fidelity Cash Central Fund, 1.96% (e)	77,114,569	$77,129,992
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	31,075,174	31,078,282
TOTAL MONEY MARKET FUNDS
(Cost $108,207,353)		108,208,274
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $499,496,018)		515,424,144
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(32,268,582)
NET ASSETS - 100%		$483,155,562

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	121	Sept. 2018	$10,118,020	$(10,432)	$(10,432)
CME E-mini S&P 500 Index Contracts (United States)	456	Sept. 2018	64,229,880	1,104,369	1,104,369
TOTAL FUTURES CONTRACTS					$1,093,937

The notional amount of futures purchased as a percentage of Net Assets is 15.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,154 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,143,246.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$293,783
Fidelity Securities Lending Cash Central Fund	154,786
Total	$448,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$66,659,910	$66,659,910	$--	$--
Consumer Staples	54,022	54,022	--	--
Energy	44,463	44,463	--	--
Financials	75,803,529	75,803,529	--	--
Industrials	10,801,871	10,801,871	--	--
Information Technology	151,931,060	151,931,060	--	--
Real Estate	98,777,769	98,777,769	--	--
U.S. Government and Government Agency Obligations	3,143,246	--	3,143,246	--
Money Market Funds	108,208,274	108,208,274	--	--
Total Investments in Securities:	$515,424,144	$512,280,898	$3,143,246	$--
Derivative Instruments:
Assets
Futures Contracts	$1,104,369	$1,104,369	$--	$--
Total Assets	$1,104,369	$1,104,369	$--	$--
Liabilities
Futures Contracts	$(10,432)	$(10,432)	$--	$--
Total Liabilities	$(10,432)	$(10,432)	$--	$--
Total Derivative Instruments:	$1,093,937	$1,093,937	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

July 31, 2018

LCS-QTLY-0918
1.804840.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	53,900	$915
Hotels, Restaurants & Leisure - 0.2%
Drive Shack, Inc. (a)	171,394	1,063
Dunkin' Brands Group, Inc.	58,257	4,056
		5,119
Media - 5.3%
Charter Communications, Inc. Class A (a)	22,700	6,914
Comcast Corp. Class A	2,376,888	85,045
Discovery Communications, Inc. Class A (a)(b)	300,929	7,999
Interpublic Group of Companies, Inc.	518,813	11,699
Liberty Global PLC Class A (a)	51,000	1,440
Omnicom Group, Inc.	41,134	2,831
Sinclair Broadcast Group, Inc. Class A	150,943	3,894
The Walt Disney Co.	323,865	36,778
Viacom, Inc. Class B (non-vtg.)	92,797	2,696
		159,296
Multiline Retail - 0.4%
Target Corp.	130,772	10,551
Specialty Retail - 2.2%
L Brands, Inc.	255,636	8,096
Lowe's Companies, Inc.	351,054	34,874
Ross Stores, Inc.	16,713	1,461
Sally Beauty Holdings, Inc. (a)	409,819	6,758
TJX Companies, Inc.	167,116	16,254
		67,443

TOTAL CONSUMER DISCRETIONARY		243,324

CONSUMER STAPLES - 6.9%
Beverages - 1.2%
The Coca-Cola Co.	768,096	35,816
Food & Staples Retailing - 1.4%
Kroger Co.	71,227	2,066
Walgreens Boots Alliance, Inc.	33,600	2,272
Walmart, Inc.	412,061	36,768
		41,106
Food Products - 0.2%
The Hershey Co.	79,456	7,803
Household Products - 1.3%
Kimberly-Clark Corp.	40,927	4,660
Procter & Gamble Co.	433,305	35,046
		39,706
Tobacco - 2.8%
Altria Group, Inc.	1,022,714	60,013
British American Tobacco PLC sponsored ADR	431,760	23,652
		83,665

TOTAL CONSUMER STAPLES		208,096

ENERGY - 14.2%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	485,093	16,775
Ensco PLC Class A	201,083	1,494
National Oilwell Varco, Inc.	294,921	14,339
Oceaneering International, Inc.	329,784	9,023
Schlumberger Ltd.	31,400	2,120
		43,751
Oil, Gas & Consumable Fuels - 12.8%
Amyris, Inc. (a)(b)	129,091	887
Anadarko Petroleum Corp.	179,885	13,159
BP PLC sponsored ADR	611,306	27,564
Cabot Oil & Gas Corp.	585,441	13,758
Cenovus Energy, Inc.	4,667,900	46,828
Chevron Corp.	454,175	57,349
ConocoPhillips Co.	158,556	11,443
Enterprise Products Partners LP	33,541	973
Equinor ASA sponsored ADR	416,722	11,026
Exxon Mobil Corp.	1,086,687	88,576
Golar LNG Ltd.	187,748	4,883
Hess Corp.	10,722	704
Imperial Oil Ltd.	339,600	11,630
Kosmos Energy Ltd. (a)	266,000	2,016
Legacy Reserves LP (a)	189,740	979
Noble Energy, Inc.	31,635	1,142
Suncor Energy, Inc.	1,442,900	60,762
Teekay Offshore Partners LP	530,337	1,347
The Williams Companies, Inc.	587,381	17,475
Williams Partners LP	234,840	10,575
		383,076

TOTAL ENERGY		426,827

FINANCIALS - 21.2%
Banks - 13.8%
Bank of America Corp.	3,404,736	105,138
BNP Paribas SA	14,500	944
Citigroup, Inc.	1,056,951	75,984
First Hawaiian, Inc.	48,200	1,362
JPMorgan Chase & Co.	769,598	88,465
PNC Financial Services Group, Inc.	158,374	22,937
Signature Bank	20,905	2,293
Standard Chartered PLC (United Kingdom)	151,198	1,365
SunTrust Banks, Inc.	429,347	30,943
U.S. Bancorp	489,293	25,937
Wells Fargo & Co.	1,001,237	57,361
		412,729
Capital Markets - 5.1%
Charles Schwab Corp.	350,236	17,883
KKR & Co. LP	738,867	20,230
Morgan Stanley	527,528	26,672
Northern Trust Corp.	341,969	37,350
State Street Corp.	577,983	51,042
		153,177
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(c)	12,717	4,407
Insurance - 0.7%
Chubb Ltd.	30,500	4,261
MetLife, Inc.	288,273	13,186
The Travelers Companies, Inc.	24,000	3,123
		20,570
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	930,247	11,609
Radian Group, Inc.	1,688,953	32,343
		43,952

TOTAL FINANCIALS		634,835

HEALTH CARE - 15.4%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	189,433	25,187
Alnylam Pharmaceuticals, Inc. (a)	43,999	4,180
Amgen, Inc.	125,917	24,749
Atara Biotherapeutics, Inc. (a)	87,270	3,277
Biogen, Inc. (a)	6,857	2,293
Insmed, Inc. (a)	128,104	3,186
Intercept Pharmaceuticals, Inc. (a)	147,444	13,438
Mirati Therapeutics, Inc. (a)	56,200	3,451
Regeneron Pharmaceuticals, Inc. (a)	5,327	1,960
Spark Therapeutics, Inc. (a)	49,297	3,782
TESARO, Inc. (a)	14,877	518
Trevena, Inc. (a)(b)	699,887	1,078
		87,099
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	1,364,843	45,872
Danaher Corp.	102,358	10,500
Zimmer Biomet Holdings, Inc.	35,903	4,507
		60,879
Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	193,103	15,802
Anthem, Inc.	55,464	14,032
Cardinal Health, Inc.	362,054	18,085
Cigna Corp.	91,470	16,412
CVS Health Corp.	611,305	39,649
Henry Schein, Inc. (a)	7,400	588
Humana, Inc.	21,349	6,707
McKesson Corp.	191,825	24,093
MEDNAX, Inc. (a)	26,200	1,121
UnitedHealth Group, Inc.	49,224	12,465
		148,954
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	532,469	1,757
Pharmaceuticals - 5.4%
Allergan PLC	43,238	7,960
AstraZeneca PLC sponsored ADR	155,120	6,070
Bayer AG	161,342	17,962
Eli Lilly & Co.	39,600	3,913
GlaxoSmithKline PLC sponsored ADR	1,123,916	46,744
Jazz Pharmaceuticals PLC (a)	107,388	18,587
Johnson & Johnson	243,051	32,209
Nektar Therapeutics (a)	59,569	3,133
Sanofi SA	52,158	4,538
Teva Pharmaceutical Industries Ltd. sponsored ADR	581,729	13,927
TherapeuticsMD, Inc. (a)(b)	1,601,610	8,360
		163,403

TOTAL HEALTH CARE		462,092

INDUSTRIALS - 10.5%
Aerospace & Defense - 1.9%
General Dynamics Corp.	43,880	8,765
The Boeing Co.	443	158
United Technologies Corp.	360,027	48,870
		57,793
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	89,480	8,253
FedEx Corp.	22,790	5,603
United Parcel Service, Inc. Class B	324,546	38,910
		52,766
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	93,474	2,299
Stericycle, Inc. (a)	53,462	3,735
		6,034
Electrical Equipment - 0.8%
Acuity Brands, Inc.	96,072	13,357
Hubbell, Inc. Class B	46,703	5,756
Melrose Industries PLC	2,261,485	6,409
		25,522
Industrial Conglomerates - 1.7%
General Electric Co.	3,761,143	51,264
Machinery - 1.1%
Flowserve Corp.	440,127	19,511
Wabtec Corp. (b)	113,471	12,518
		32,029
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	1,245	1,788
Professional Services - 0.3%
Acacia Research Corp. (a)	24,000	91
IHS Markit Ltd. (a)	141,454	7,501
		7,592
Road & Rail - 2.6%
CSX Corp.	172,616	12,200
Genesee & Wyoming, Inc. Class A (a)	69,147	5,947
J.B. Hunt Transport Services, Inc.	150,264	18,017
Norfolk Southern Corp.	89,494	15,124
Union Pacific Corp.	178,396	26,740
		78,028
Trading Companies & Distributors - 0.0%
Fastenal Co.	10,292	586

TOTAL INDUSTRIALS		313,402

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.2%
Cisco Systems, Inc.	852,145	36,037
Electronic Equipment & Components - 0.2%
Itron, Inc. (a)	67,918	4,157
Internet Software & Services - 1.3%
Alphabet, Inc.:
Class A (a)	16,138	19,805
Class C (a)	15,464	18,824
IAC/InterActiveCorp (a)	9,500	1,399
		40,028
IT Services - 3.8%
FleetCor Technologies, Inc. (a)	15,854	3,440
IBM Corp.	22,914	3,321
Interxion Holding N.V. (a)	73,869	4,793
MasterCard, Inc. Class A	124,637	24,678
Paychex, Inc.	341,782	23,590
Unisys Corp. (a)	531,429	6,829
Visa, Inc. Class A	350,255	47,894
		114,545
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	26,191	2,518
Applied Materials, Inc.	111,300	5,413
NXP Semiconductors NV (a)	47,400	4,519
Qualcomm, Inc.	834,065	53,455
		65,905
Software - 6.4%
Adobe Systems, Inc. (a)	42,016	10,280
Autodesk, Inc. (a)	3,151	405
Micro Focus International PLC	65,800	1,074
Microsoft Corp.	1,239,316	131,464
Oracle Corp.	548,800	26,167
SAP SE sponsored ADR	125,404	14,552
Snap, Inc. Class A (a)(b)	193,700	2,421
Ultimate Software Group, Inc. (a)	16,725	4,631
		190,994
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	377,991	71,928

TOTAL INFORMATION TECHNOLOGY		523,594

MATERIALS - 2.2%
Chemicals - 1.7%
CF Industries Holdings, Inc.	215,033	9,552
Intrepid Potash, Inc. (a)	1,293,189	5,522
LyondellBasell Industries NV Class A	114,662	12,703
Nutrien Ltd.	311,640	16,925
The Scotts Miracle-Gro Co. Class A	30,264	2,404
W.R. Grace & Co.	55,466	4,097
		51,203
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	92,867	4,853
Freeport-McMoRan, Inc.	386,864	6,383
Lundin Mining Corp.	663,800	3,674
		14,910

TOTAL MATERIALS		66,113

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	34,084	5,053
Equinix, Inc.	19,128	8,403
Public Storage	18,571	4,045
		17,501
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	96,785	3,094
Verizon Communications, Inc.	643,134	33,211
		36,305
UTILITIES - 1.4%
Electric Utilities - 1.3%
Exelon Corp.	544,177	23,128
PPL Corp.	146,269	4,208
Southern Co.	37,639	1,829
Vistra Energy Corp. (a)	496,399	11,219
		40,384
Multi-Utilities - 0.1%
Sempra Energy	12,700	1,468

TOTAL UTILITIES		41,852

TOTAL COMMON STOCKS
(Cost $2,450,569)		2,973,941

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $5,926)	125,143	5,926

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $6,968)	6,967,758	3,671

Money Market Funds - 1.1%
Fidelity Securities Lending Cash Central Fund 1.97% (f)(g)
(Cost $33,200)	33,196,399	33,200
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,496,663)		3,016,738
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(19,353)
NET ASSETS - 100%		$2,997,385

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,004,000 or 0.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$1,342
Lyft, Inc. Series I	6/27/18	$5,926
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$96
Fidelity Securities Lending Cash Central Fund	136
Total	$232

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$243,324	$243,324	$--	$--
Consumer Staples	208,096	208,096	--	--
Energy	426,827	426,827	--	--
Financials	634,835	630,428	4,407	--
Health Care	462,092	439,592	22,500	--
Industrials	313,402	311,614	1,788	--
Information Technology	529,520	522,520	1,074	5,926
Materials	66,113	66,113	--	--
Real Estate	17,501	17,501	--	--
Telecommunication Services	36,305	36,305	--	--
Utilities	41,852	41,852	--	--
Other	3,671	--	--	3,671
Money Market Funds	33,200	33,200	--	--
Total Investments in Securities:	$3,016,738	$2,977,372	$29,769	$9,597

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

July 31, 2018

LCSK6-QTLY-0918
1.9883968.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	1,600	$27,168
Hotels, Restaurants & Leisure - 0.2%
Drive Shack, Inc. (a)	5,310	32,922
Dunkin' Brands Group, Inc.	1,843	128,328
		161,250
Media - 5.4%
Charter Communications, Inc. Class A (a)	700	213,206
Comcast Corp. Class A	71,474	2,557,340
Discovery Communications, Inc. Class A (a)	9,071	241,107
Interpublic Group of Companies, Inc.	15,594	351,645
Liberty Global PLC Class A (a)	1,500	42,345
Omnicom Group, Inc.	1,294	89,066
Sinclair Broadcast Group, Inc. Class A	4,584	118,267
The Walt Disney Co.	9,909	1,125,266
Viacom, Inc. Class B (non-vtg.)	3,182	92,437
		4,830,679
Multiline Retail - 0.3%
Target Corp.	3,939	317,799
Specialty Retail - 2.3%
L Brands, Inc.	7,827	247,881
Lowe's Companies, Inc.	10,751	1,068,004
Ross Stores, Inc.	487	42,578
Sally Beauty Holdings, Inc. (a)	12,261	202,184
TJX Companies, Inc.	5,017	487,953
		2,048,600

TOTAL CONSUMER DISCRETIONARY		7,385,496

CONSUMER STAPLES - 7.0%
Beverages - 1.2%
The Coca-Cola Co.	23,114	1,077,806
Food & Staples Retailing - 1.4%
Kroger Co.	2,121	61,509
Walgreens Boots Alliance, Inc.	1,000	67,620
Walmart, Inc.	12,412	1,107,523
		1,236,652
Food Products - 0.3%
The Hershey Co.	2,406	236,293
Household Products - 1.3%
Kimberly-Clark Corp.	1,219	138,795
Procter & Gamble Co.	13,257	1,072,226
		1,211,021
Tobacco - 2.8%
Altria Group, Inc.	30,788	1,806,640
British American Tobacco PLC sponsored ADR	13,126	719,042
		2,525,682

TOTAL CONSUMER STAPLES		6,287,454

ENERGY - 14.2%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	16,905	584,575
Ensco PLC Class A	5,598	41,593
National Oilwell Varco, Inc.	8,604	418,326
Oceaneering International, Inc.	10,162	278,032
Schlumberger Ltd.	900	60,768
		1,383,294
Oil, Gas & Consumable Fuels - 12.7%
Amyris, Inc. (a)(b)	3,317	22,788
Anadarko Petroleum Corp.	5,360	392,084
BP PLC sponsored ADR	18,378	828,664
Cabot Oil & Gas Corp.	18,246	428,781
Cenovus Energy, Inc.	127,883	1,282,910
Chevron Corp.	13,662	1,725,101
ConocoPhillips Co.	4,777	344,756
Enterprise Products Partners LP	1,036	30,044
Equinor ASA sponsored ADR	12,487	330,406
Exxon Mobil Corp.	32,709	2,666,111
Golar LNG Ltd.	3,829	99,592
Hess Corp.	343	22,511
Imperial Oil Ltd.	10,163	348,051
Kosmos Energy Ltd. (a)	7,900	59,882
Legacy Reserves LP (a)	5,102	26,326
Noble Energy, Inc.	921	33,239
Suncor Energy, Inc.	43,862	1,847,070
Teekay Offshore Partners LP	16,248	41,270
The Williams Companies, Inc.	17,633	524,582
Williams Partners LP	7,715	347,406
		11,401,574

TOTAL ENERGY		12,784,868

FINANCIALS - 21.3%
Banks - 13.9%
Bank of America Corp.	103,934	3,209,482
BNP Paribas SA	500	32,549
Citigroup, Inc.	31,749	2,282,436
First Hawaiian, Inc.	1,400	39,564
JPMorgan Chase & Co.	23,398	2,689,600
PNC Financial Services Group, Inc.	4,800	695,184
Signature Bank	595	65,277
Standard Chartered PLC (United Kingdom)	4,602	41,558
SunTrust Banks, Inc.	13,556	976,981
U.S. Bancorp	14,902	789,955
Wells Fargo & Co.	30,486	1,746,543
		12,569,129
Capital Markets - 5.2%
Charles Schwab Corp.	10,464	534,292
KKR & Co. LP	23,479	642,855
Morgan Stanley	15,821	799,910
Northern Trust Corp.	10,379	1,133,594
State Street Corp.	17,409	1,537,389
		4,648,040
Insurance - 0.7%
Chubb Ltd.	900	125,748
MetLife, Inc.	8,617	394,142
The Travelers Companies, Inc.	700	91,098
		610,988
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	27,800	346,944
Radian Group, Inc.	50,832	973,433
		1,320,377

TOTAL FINANCIALS		19,148,534

HEALTH CARE - 15.5%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	5,722	760,797
Alnylam Pharmaceuticals, Inc. (a)	1,001	95,095
Amgen, Inc.	3,864	759,469
Atara Biotherapeutics, Inc. (a)	2,430	91,247
Biogen, Inc. (a)	116	38,787
Insmed, Inc. (a)	2,769	68,865
Intercept Pharmaceuticals, Inc. (a)(b)	5,496	500,905
Mirati Therapeutics, Inc. (a)	1,700	104,380
Regeneron Pharmaceuticals, Inc. (a)	186	68,450
Spark Therapeutics, Inc. (a)	1,473	113,009
TESARO, Inc. (a)	325	11,320
Trevena, Inc. (a)	13,490	20,775
		2,633,099
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	41,238	1,386,009
Danaher Corp.	3,203	328,564
Zimmer Biomet Holdings, Inc.	1,114	139,829
		1,854,402
Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	5,697	466,186
Anthem, Inc.	1,702	430,606
Cardinal Health, Inc.	10,683	533,616
Cigna Corp.	2,753	493,943
CVS Health Corp.	18,335	1,189,208
Henry Schein, Inc. (a)	200	15,882
Humana, Inc.	625	196,363
McKesson Corp.	5,797	728,103
MEDNAX, Inc. (a)	800	34,232
UnitedHealth Group, Inc.	1,495	378,564
		4,466,703
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	12,822	42,313
Pharmaceuticals - 5.5%
Allergan PLC	1,303	239,869
AstraZeneca PLC sponsored ADR	4,737	185,359
Bayer AG	5,002	556,859
Eli Lilly & Co.	1,200	118,572
GlaxoSmithKline PLC sponsored ADR	34,182	1,421,629
Jazz Pharmaceuticals PLC (a)	3,245	561,645
Johnson & Johnson	7,256	961,565
Nektar Therapeutics (a)	1,431	75,271
Sanofi SA	1,558	135,540
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,452	417,801
TherapeuticsMD, Inc. (a)(b)	50,931	265,860
		4,939,970

TOTAL HEALTH CARE		13,936,487

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
General Dynamics Corp.	1,365	272,672
The Boeing Co.	30	10,689
United Technologies Corp.	11,032	1,497,484
		1,780,845
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	2,769	255,385
FedEx Corp.	694	170,634
United Parcel Service, Inc. Class B	9,760	1,170,126
		1,596,145
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	2,887	71,020
Stericycle, Inc. (a)	1,656	115,688
		186,708
Electrical Equipment - 0.8%
Acuity Brands, Inc.	2,849	396,096
Hubbell, Inc. Class B	1,447	178,343
Melrose Industries PLC	66,769	189,210
		763,649
Industrial Conglomerates - 1.7%
General Electric Co.	113,198	1,542,889
Machinery - 1.1%
Flowserve Corp.	13,198	585,067
Wabtec Corp. (b)	3,430	378,398
		963,465
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	37	53,126
Professional Services - 0.2%
IHS Markit Ltd. (a)	4,337	229,991
Road & Rail - 2.6%
CSX Corp.	5,174	365,698
Genesee & Wyoming, Inc. Class A (a)	2,086	179,396
J.B. Hunt Transport Services, Inc.	4,505	540,150
Norfolk Southern Corp.	2,739	462,891
Union Pacific Corp.	5,404	810,006
		2,358,141
Trading Companies & Distributors - 0.0%
Fastenal Co.	308	17,534

TOTAL INDUSTRIALS		9,492,493

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	25,624	1,083,639
Electronic Equipment & Components - 0.2%
Itron, Inc. (a)	2,082	127,418
Internet Software & Services - 1.4%
Alphabet, Inc.:
Class A (a)	510	625,882
Class C (a)	493	600,109
IAC/InterActiveCorp (a)	300	44,175
		1,270,166
IT Services - 3.8%
FleetCor Technologies, Inc. (a)	459	99,603
IBM Corp.	643	93,190
Interxion Holding N.V. (a)	2,224	144,293
MasterCard, Inc. Class A	3,712	734,976
Paychex, Inc.	10,385	716,773
Unisys Corp. (a)	16,023	205,896
Visa, Inc. Class A	10,486	1,433,856
		3,428,587
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	809	77,777
Applied Materials, Inc.	3,300	160,479
NXP Semiconductors NV (a)	1,400	133,476
Qualcomm, Inc.	25,108	1,609,172
		1,980,904
Software - 6.4%
Adobe Systems, Inc. (a)	1,201	293,861
Autodesk, Inc. (a)	59	7,578
Micro Focus International PLC	2,000	32,635
Microsoft Corp.	37,453	3,973,009
Oracle Corp.	16,444	784,050
SAP SE sponsored ADR	3,743	434,338
Snap, Inc. Class A (a)(b)	5,900	73,750
Ultimate Software Group, Inc. (a)	527	145,921
		5,745,142
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	11,396	2,168,545

TOTAL INFORMATION TECHNOLOGY		15,804,401

MATERIALS - 2.2%
Chemicals - 1.7%
CF Industries Holdings, Inc.	6,409	284,688
Intrepid Potash, Inc. (a)	39,717	169,592
LyondellBasell Industries NV Class A	3,419	378,791
Nutrien Ltd.	9,445	512,964
The Scotts Miracle-Gro Co. Class A	941	74,744
W.R. Grace & Co.	1,749	129,181
		1,549,960
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR	2,857	149,307
Freeport-McMoRan, Inc.	11,544	190,476
Lundin Mining Corp.	19,900	110,143
		449,926

TOTAL MATERIALS		1,999,886

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,001	148,388
Equinix, Inc.	572	251,268
Public Storage	583	126,995
		526,651
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,894	92,521
Verizon Communications, Inc.	19,792	1,022,059
		1,114,580
UTILITIES - 1.4%
Electric Utilities - 1.4%
Exelon Corp.	16,481	700,443
PPL Corp.	4,394	126,415
Southern Co.	1,151	55,939
Vistra Energy Corp. (a)	15,577	352,040
		1,234,837
Multi-Utilities - 0.0%
Sempra Energy	400	46,236

TOTAL UTILITIES		1,281,073

TOTAL COMMON STOCKS
(Cost $82,794,604)		89,761,923

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $172,984)	3,653	172,984

Money Market Funds - 0.6%
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)
(Cost $583,728)	583,669	583,728
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $83,551,316)		90,518,635
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(466,707)
NET ASSETS - 100%		$90,051,928

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,984 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lyft, Inc. Series I	6/27/18	$172,984

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,787
Fidelity Securities Lending Cash Central Fund	1,847
Total	$4,634

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,385,496	$7,385,496	$--	$--
Consumer Staples	6,287,454	6,287,454	--	--
Energy	12,784,868	12,784,868	--	--
Financials	19,148,534	19,148,534	--	--
Health Care	13,936,487	13,244,088	692,399	--
Industrials	9,492,493	9,439,367	53,126	--
Information Technology	15,977,385	15,771,766	32,635	172,984
Materials	1,999,886	1,999,886	--	--
Real Estate	526,651	526,651	--	--
Telecommunication Services	1,114,580	1,114,580	--	--
Utilities	1,281,073	1,281,073	--	--
Money Market Funds	583,728	583,728	--	--
Total Investments in Securities:	$90,518,635	$89,567,491	$778,160	$172,984

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

July 31, 2018

MCS-QTLY-0918
1.804824.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	334,500	$20,376
Automobiles - 0.8%
Fiat Chrysler Automobiles NV	3,841,800	65,234
Distributors - 0.9%
Pool Corp.	490,901	75,231
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	3,886,340	156,270
Drive Shack, Inc. (a)	3,281,878	20,348
Dunkin' Brands Group, Inc.	400,700	27,901
U.S. Foods Holding Corp. (a)	2,098,200	70,940
		275,459
Household Durables - 3.5%
D.R. Horton, Inc.	1,206,433	52,721
Lennar Corp. Class A	583,900	30,520
Newell Brands, Inc.	1,189,100	31,143
NVR, Inc. (a)	39,300	108,446
Toll Brothers, Inc.	2,111,287	74,444
		297,274
Leisure Products - 0.4%
Mattel, Inc. (b)	1,350,200	21,428
New Academy Holding Co. LLC unit (a)(c)(d)(e)	294,000	11,722
		33,150
Media - 0.3%
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	8,617,950	21,545
Multiline Retail - 0.7%
Dollar General Corp.	582,200	57,143
Specialty Retail - 2.5%
AutoZone, Inc. (a)	68,000	47,976
Ross Stores, Inc.	478,500	41,835
Tiffany & Co., Inc.	755,300	103,899
Ulta Beauty, Inc. (a)	84,600	20,675
		214,385
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	2,067,300	85,818
Prada SpA	4,802,400	22,852
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	1,119,400	22,354
		131,024

TOTAL CONSUMER DISCRETIONARY		1,190,821

CONSUMER STAPLES - 2.9%
Beverages - 0.9%
Fever-Tree Drinks PLC	801,022	36,220
Molson Coors Brewing Co. Class B	606,100	40,609
		76,829
Food Products - 1.3%
Amira Nature Foods Ltd. (a)(b)	1,783,275	3,210
ConAgra Foods, Inc.	680,900	24,996
Greencore Group PLC	15,937,084	37,088
The Hershey Co.	409,600	40,227
		105,521
Household Products - 0.4%
Church & Dwight Co., Inc.	616,646	34,471
Personal Products - 0.3%
Coty, Inc. Class A	1,828,298	24,517

TOTAL CONSUMER STAPLES		241,338

ENERGY - 7.0%
Energy Equipment & Services - 1.4%
Borr Drilling Ltd. (a)	10,814,000	51,175
Oceaneering International, Inc.	1,743,972	47,715
TechnipFMC PLC	674,200	21,945
		120,835
Oil, Gas & Consumable Fuels - 5.6%
Cabot Oil & Gas Corp.	1,508,700	35,454
Cheniere Energy, Inc. (a)	746,000	47,371
Cimarex Energy Co.	514,200	50,700
Denbury Resources, Inc. (a)	4,034,200	18,194
Diamondback Energy, Inc.	406,800	53,677
GasLog Ltd.	1,179,177	19,869
Golar LNG Ltd.	1,842,745	47,930
SM Energy Co.	1,451,300	39,925
The Williams Companies, Inc.	906,000	26,954
Whiting Petroleum Corp. (a)	437,800	21,737
Williams Partners LP	2,310,775	104,054
		465,865

TOTAL ENERGY		586,700

FINANCIALS - 16.7%
Banks - 7.4%
Cullen/Frost Bankers, Inc.	494,300	54,615
First Republic Bank	732,400	72,405
FNB Corp., Pennsylvania	1,537,700	19,729
Huntington Bancshares, Inc.	5,164,000	79,732
M&T Bank Corp.	454,400	78,770
Metro Bank PLC (a)(b)	625,100	26,255
Prosperity Bancshares, Inc.	936,900	65,724
Regions Financial Corp.	3,050,724	56,774
Signature Bank	433,300	47,537
SunTrust Banks, Inc.	1,070,300	77,137
UMB Financial Corp.	631,300	45,384
		624,062
Capital Markets - 1.4%
KKR & Co. LP	1,585,584	43,413
The NASDAQ OMX Group, Inc.	468,900	42,857
TPG Specialty Lending, Inc.	1,617,853	31,564
		117,834
Diversified Financial Services - 0.2%
Focus Financial Partners, Inc. Class A	353,000	14,381
Insurance - 6.1%
Arch Capital Group Ltd. (a)	3,242,100	99,079
Aspen Insurance Holdings Ltd.	730,943	29,567
Axis Capital Holdings Ltd.	415,200	23,484
Beazley PLC	107,716	793
First American Financial Corp.	823,300	46,105
FNF Group	1,623,700	65,760
Hartford Financial Services Group, Inc.	723,500	38,128
Hiscox Ltd.	167,100	3,505
Progressive Corp.	1,225,600	73,548
Reinsurance Group of America, Inc.	592,400	83,825
Torchmark Corp.	500,300	44,061
Willis Group Holdings PLC	62,635	9,985
		517,840
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	3,723,033	46,463
Radian Group, Inc.	4,422,744	84,696
		131,159

TOTAL FINANCIALS		1,405,276

HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 4.0%
Boston Scientific Corp. (a)	4,733,400	159,092
DexCom, Inc. (a)	648,800	61,720
Fisher & Paykel Healthcare Corp.	2,572,575	25,951
Hologic, Inc. (a)	541,530	23,237
Integra LifeSciences Holdings Corp. (a)	648,900	40,446
Wright Medical Group NV (a)	1,155,623	29,387
		339,833
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	771,800	30,471
Amplifon SpA	2,524,582	56,563
Henry Schein, Inc. (a)	508,500	40,380
National Vision Holdings, Inc.	969,767	39,431
Premier, Inc. (a)	841,800	31,483
Ryman Healthcare Group Ltd.	4,345,748	36,048
Universal Health Services, Inc. Class B	498,900	60,916
		295,292
Health Care Technology - 1.0%
Cerner Corp. (a)	446,400	27,713
Medidata Solutions, Inc. (a)	396,300	29,449
Teladoc, Inc. (a)(b)	465,100	27,836
		84,998
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	401,100	26,489
Bruker Corp.	803,300	26,027
Eurofins Scientific SA	62,716	34,219
Lonza Group AG	135,524	41,787
Sartorius Stedim Biotech	291,694	34,723
		163,245
Pharmaceuticals - 1.5%
Amneal Pharmaceuticals, Inc. (a)	1,221,600	23,418
Catalent, Inc. (a)	1,212,850	50,576
Nektar Therapeutics (a)	266,200	14,002
Perrigo Co. PLC	438,900	35,340
		123,336

TOTAL HEALTH CARE		1,006,704

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.9%
HEICO Corp. Class A	329,843	21,357
Huntington Ingalls Industries, Inc.	186,600	43,487
KEYW Holding Corp. (a)(b)(g)	4,531,336	40,193
Kratos Defense & Security Solutions, Inc. (a)	2,851,600	36,843
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	139,629	23,597
Class C (d)(e)	2,034	344
Teledyne Technologies, Inc. (a)	357,600	78,465
		244,286
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	421,900	38,912
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	714,700	42,489
Stericycle, Inc. (a)	379,000	26,477
U.S. Ecology, Inc.	457,981	31,051
		100,017
Electrical Equipment - 2.3%
AMETEK, Inc.	823,092	64,037
Generac Holdings, Inc. (a)	817,700	43,951
Melrose Industries PLC	17,998,592	51,004
Regal Beloit Corp.	379,300	32,601
		191,593
Machinery - 1.9%
Donaldson Co., Inc.	1,499,500	71,526
Pentair PLC	910,800	40,667
Rational AG	76,000	52,078
		164,271
Marine - 0.3%
Goodbulk Ltd. (e)(g)	1,940,713	30,217
Road & Rail - 0.6%
Genesee & Wyoming, Inc. Class A (a)	551,900	47,463
Trading Companies & Distributors - 0.6%
Bunzl PLC	1,798,022	53,454

TOTAL INDUSTRIALS		870,213

INFORMATION TECHNOLOGY - 13.2%
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	1,122,200	104,937
CDW Corp.	450,100	37,849
Fabrinet	1,117,231	43,706
Keysight Technologies, Inc. (a)	1,528,900	88,676
		275,168
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	559,700	42,123
GoDaddy, Inc. (a)	403,400	29,698
		71,821
IT Services - 5.9%
Fidelity National Information Services, Inc.	663,186	68,394
First Data Corp. Class A (a)	3,032,873	70,545
Fiserv, Inc. (a)	715,000	53,968
FleetCor Technologies, Inc. (a)	342,100	74,236
Leidos Holdings, Inc.	1,518,400	103,889
Science Applications International Corp.	519,500	43,830
WNS Holdings Ltd. sponsored ADR (a)	1,611,800	78,430
		493,292
Software - 3.2%
ANSYS, Inc. (a)	254,300	42,946
Aspen Technology, Inc. (a)	509,200	48,776
Black Knight, Inc. (a)	835,969	43,178
Citrix Systems, Inc. (a)	746,500	82,093
Red Hat, Inc. (a)	371,300	52,439
		269,432

TOTAL INFORMATION TECHNOLOGY		1,109,713

MATERIALS - 2.1%
Chemicals - 0.3%
Nutrien Ltd.	493,400	26,797
Containers & Packaging - 0.7%
Packaging Corp. of America	271,400	30,641
WestRock Co.	501,400	29,071
		59,712
Metals & Mining - 1.1%
Franco-Nevada Corp.	342,600	25,130
Freeport-McMoRan, Inc.	1,595,900	26,332
Newcrest Mining Ltd.	1,286,984	20,682
Novagold Resources, Inc. (a)	5,118,176	22,072
		94,216

TOTAL MATERIALS		180,725

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Apartment Investment & Management Co. Class A	912,500	38,918
Cousins Properties, Inc.	5,242,791	48,863
Essex Property Trust, Inc.	262,600	63,142
Healthcare Realty Trust, Inc.	1,239,500	36,826
Healthcare Trust of America, Inc.	1,651,900	45,130
Spirit MTA REIT	396,690	3,963
Spirit Realty Capital, Inc.	3,966,900	33,203
VEREIT, Inc.	3,822,100	29,163
		299,208
Real Estate Management & Development - 0.3%
Realogy Holdings Corp.	1,136,000	24,844

TOTAL REAL ESTATE		324,052

UTILITIES - 5.4%
Electric Utilities - 3.8%
Alliant Energy Corp.	2,027,400	87,117
IDACORP, Inc.	948,433	89,380
OGE Energy Corp.	2,171,600	78,699
Xcel Energy, Inc.	1,346,882	63,115
		318,311
Gas Utilities - 1.6%
Atmos Energy Corp.	1,214,597	111,585
Spire, Inc.	333,000	23,843
		135,428

TOTAL UTILITIES		453,739

TOTAL COMMON STOCKS
(Cost $5,040,237)		7,369,281

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Leisure Products - 0.3%
Peloton Interactive, Inc. Series E (a)(d)(e)	439,714	25,398
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc. Series D (d)(e)	976,285	15,376

TOTAL CONSUMER DISCRETIONARY		40,774

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D, (d)(e)	1,647,945	16,924
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (d)(e)	18,837	3,183
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.4%
Lyft, Inc.:
Series H (d)(e)	357,494	16,929
Series I (d)(e)	380,095	17,999
		34,928
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $76,859)		95,809
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20(h)(i)
(Cost $18,080)	26,110	9,922
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $20,398)	20,397,834	10,746

Money Market Funds - 11.0%
Fidelity Cash Central Fund, 1.96% (j)	871,740,494	871,915
Fidelity Securities Lending Cash Central Fund 1.97% (j)(k)	48,612,695	48,618
TOTAL MONEY MARKET FUNDS
(Cost $920,489)		920,533
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $6,076,063)		8,406,291
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,474
NET ASSETS - 100%		$8,412,765

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,763,000 or 1.9% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated company

 (h) Non-income producing - Security is in default.

 (i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,922,000 or 0.1% of net assets.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bolt Threads, Inc. Series D	12/13/17	$15,659
Butterfly Network, Inc. Series D,	5/4/18	$16,924
Lyft, Inc. Series H	11/22/17	$14,209
Lyft, Inc. Series I	6/27/18	$17,999
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,950
Fidelity Securities Lending Cash Central Fund	118
Total	$3,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Goodbulk Ltd.	$26,341	$2,737	$--	$433	$--	$1,139	$30,217
KEYW Holding Corp.	35,073	--	--	--	--	5,120	40,193
Total	$61,414	$2,737	$--	$433	$--	$6,259	$70,410

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,231,595	$1,157,554	$--	$74,041
Consumer Staples	241,338	241,338	--	--
Energy	586,700	586,700	--	--
Financials	1,405,276	1,405,276	--	--
Health Care	1,023,628	1,006,704	--	16,924
Industrials	873,396	816,055	--	57,341
Information Technology	1,144,641	1,109,713	--	34,928
Materials	180,725	180,725	--	--
Real Estate	324,052	324,052	--	--
Utilities	453,739	453,739	--	--
Corporate Bonds	9,922	--	9,922	--
Other	10,746	--	--	10,746
Money Market Funds	920,533	920,533	--	--
Total Investments in Securities:	$8,406,291	$8,202,389	$9,922	$193,980

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities
Beginning Balance	$120,719
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	9,260
Cost of Purchases	37,660
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	26,341
Transfers out of Level 3	--
Ending Balance	$193,980
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2018	$9,260

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$153,018	Market comparable	Enterprise value/Sales multiple (EV/S)	9.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.9	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0% - 94.0% / 57.7%	Increase
		Market approach	Transaction price	$2.50 - $169.00 / $63.00	Increase
Other	$10,746	Market comparable	Proxy discount	13.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

July 31, 2018

XS4-QTLY-0918
1.968035.104

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 3.6%
Cedar Fair LP (depositary unit)	500,000	$28,570,000
Hilton Grand Vacations, Inc. (a)	1,000,000	34,590,000
		63,160,000
Household Durables - 3.2%
Meritage Homes Corp. (a)	500,000	21,575,000
Taylor Morrison Home Corp. (a)	1,750,000	34,177,500
		55,752,500
Media - 2.1%
Cinemark Holdings, Inc.	1,000,000	35,920,000
Specialty Retail - 1.3%
Aaron's, Inc. Class A	500,000	21,655,000
Textiles, Apparel & Luxury Goods - 1.7%
Emerald Expositions Events, Inc.	1,500,000	28,950,000

TOTAL CONSUMER DISCRETIONARY		205,437,500

CONSUMER STAPLES - 2.8%
Food Products - 1.8%
Inghams Group Ltd.	2,064,256	5,628,455
Post Holdings, Inc. (a)	300,000	25,968,000
		31,596,455
Tobacco - 1.0%
Universal Corp.	250,000	17,275,000

TOTAL CONSUMER STAPLES		48,871,455

ENERGY - 5.3%
Energy Equipment & Services - 4.4%
Oil States International, Inc. (a)	1,200,000	41,880,000
ShawCor Ltd. Class A	1,051,745	21,425,408
Total Energy Services, Inc.	1,460,730	12,351,947
		75,657,355
Oil, Gas & Consumable Fuels - 0.9%
PDC Energy, Inc. (a)	250,000	15,745,000

TOTAL ENERGY		91,402,355

FINANCIALS - 17.0%
Banks - 12.3%
BOK Financial Corp.	300,000	29,199,000
Cullen/Frost Bankers, Inc.	200,000	22,098,000
First Citizen Bancshares, Inc.	125,000	50,852,500
First Hawaiian, Inc.	1,250,000	35,325,000
Hilltop Holdings, Inc.	1,000,000	20,800,000
Popular, Inc.	400,000	19,852,000
Prosperity Bancshares, Inc.	500,000	35,075,000
		213,201,500
Capital Markets - 2.3%
Monex Group, Inc. (b)	3,000,000	14,917,498
OM Asset Management Ltd.	1,750,000	24,937,500
		39,854,998
Insurance - 2.4%
Enstar Group Ltd. (a)	50,000	10,810,000
First American Financial Corp.	500,000	28,000,000
Sul America SA unit	400,000	2,352,064
		41,162,064

TOTAL FINANCIALS		294,218,562

HEALTH CARE - 12.5%
Health Care Equipment & Supplies - 4.9%
Hill-Rom Holdings, Inc.	400,000	37,680,000
Integra LifeSciences Holdings Corp. (a)	350,000	21,815,500
LivaNova PLC (a)	225,000	24,779,250
		84,274,750
Health Care Providers & Services - 3.3%
Civitas Solutions, Inc. (a)(c)	2,427,370	39,687,500
Magellan Health Services, Inc. (a)	230,000	16,732,500
		56,420,000
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	200,000	24,860,000
Pharmaceuticals - 2.9%
Innoviva, Inc. (a)	1,055,094	14,929,580
Prestige Brands Holdings, Inc. (a)	1,000,000	35,730,000
		50,659,580

TOTAL HEALTH CARE		216,214,330

INDUSTRIALS - 20.3%
Aerospace & Defense - 1.2%
Engility Holdings, Inc. (a)	139,774	4,836,180
Ultra Electronics Holdings PLC	716,100	15,518,031
		20,354,211
Airlines - 3.0%
Allegiant Travel Co.	150,000	18,540,000
Spirit Airlines, Inc. (a)	750,000	32,580,000
		51,120,000
Commercial Services & Supplies - 5.5%
ABM Industries, Inc.	265,644	8,288,093
ADS Waste Holdings, Inc. (a)	1,000,000	24,600,000
Cimpress NV (a)	250,000	36,517,500
Knoll, Inc.	1,181,229	26,636,714
		96,042,307
Electrical Equipment - 2.5%
Regal Beloit Corp.	500,000	42,975,000
Machinery - 2.7%
Apergy Corp. (a)	500,000	20,500,000
Mueller Industries, Inc.	800,000	26,488,000
		46,988,000
Marine - 0.7%
MPC Container Ships ASA (a)	2,000,000	12,627,733
Professional Services - 1.2%
Capita Group PLC	10,000,000	21,263,310
Road & Rail - 2.5%
Genesee & Wyoming, Inc. Class A (a)	500,000	43,000,000
Trading Companies & Distributors - 1.0%
Fortress Transportation & Infrastructure Investors LLC	750,000	13,972,500
WESCO International, Inc. (a)	50,000	3,050,000
		17,022,500

TOTAL INDUSTRIALS		351,393,061

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.2%
InterDigital, Inc.	250,000	20,612,500
Electronic Equipment & Components - 4.8%
SYNNEX Corp.	367,054	35,409,699
Tech Data Corp. (a)	500,000	41,705,000
TTM Technologies, Inc. (a)	349,000	6,058,640
		83,173,339
Internet Software & Services - 2.9%
j2 Global, Inc.	600,000	50,903,999
IT Services - 4.3%
Conduent, Inc. (a)	2,000,000	35,920,000
EVERTEC, Inc.	350,000	8,155,000
Presidio, Inc. (a)	2,200,000	30,712,000
		74,787,000
Software - 0.7%
Hansen Technologies Ltd.	75,100	188,589
Micro Focus International PLC	750,000	12,238,086
		12,426,675
Technology Hardware, Storage & Peripherals - 1.4%
Elecom Co. Ltd.	53,700	1,274,123
Super Micro Computer, Inc. (a)	1,000,000	22,100,000
		23,374,123

TOTAL INFORMATION TECHNOLOGY		265,277,636

MATERIALS - 4.5%
Chemicals - 1.0%
Tronox Ltd. Class A	1,000,000	18,450,000
Construction Materials - 1.4%
Wienerberger AG	1,000,000	24,532,963
Containers & Packaging - 2.1%
Silgan Holdings, Inc.	1,300,000	35,763,000

TOTAL MATERIALS		78,745,963

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 8.3%
CareTrust (REIT), Inc.	1,000,000	16,910,000
Corporate Office Properties Trust (SBI)	1,000,000	29,740,000
iStar Financial, Inc.	1,000,000	10,870,000
Life Storage, Inc.	200,000	19,192,000
Spirit Realty Capital, Inc.	3,000,000	25,110,000
Store Capital Corp.	1,500,000	41,175,000
		142,997,000
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	200,000	12,776,000
UTILITIES - 0.5%
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	100,438	7,854,252
TOTAL COMMON STOCKS
(Cost $1,460,538,089)		1,715,188,114
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Mueller Industries, Inc. 6% 3/1/27 (Cost $1,060,000)	1,060,000	1,036,150
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.96% (d)	43,956,160	43,964,951
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	11,067,325	11,068,432
TOTAL MONEY MARKET FUNDS
(Cost $55,033,383)		55,033,383
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,516,631,472)		1,771,257,647
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(40,037,641)
NET ASSETS - 100%		$1,731,220,006

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,143
Fidelity Securities Lending Cash Central Fund	106,808
Total	$235,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$35,625,000	$--	$1,194,703	$--	$(165,186)	$5,422,389	$39,687,500
Total	$35,625,000	$--	$1,194,703	$--	$(165,186)	$5,422,389	$39,687,500

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$205,437,500	$205,437,500	$--	$--
Consumer Staples	48,871,455	48,871,455	--	--
Energy	91,402,355	91,402,355	--	--
Financials	294,218,562	294,218,562	--	--
Health Care	216,214,330	216,214,330	--	--
Industrials	351,393,061	351,393,061	--	--
Information Technology	265,277,636	253,039,550	12,238,086	--
Materials	78,745,963	78,745,963	--	--
Real Estate	142,997,000	142,997,000	--	--
Telecommunication Services	12,776,000	12,776,000	--	--
Utilities	7,854,252	7,854,252	--	--
Corporate Bonds	1,036,150	--	1,036,150	--
Money Market Funds	55,033,383	55,033,383	--	--
Total Investments in Securities:	$1,771,257,647	$1,757,983,411	$13,274,236	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

July 31, 2018

SMR-QTLY-0918
1.804843.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Distributors - 1.2%
PALTAC Corp.	1,000,000	$52,765,729
Hotels, Restaurants & Leisure - 3.1%
Cedar Fair LP (depositary unit)	1,000,000	57,140,000
Hilton Grand Vacations, Inc. (a)	2,200,000	76,098,000
		133,238,000
Household Durables - 2.1%
Taylor Morrison Home Corp. (a)	4,500,000	87,885,000
Media - 3.0%
Cinemark Holdings, Inc.	3,500,000	125,720,000
Specialty Retail - 2.0%
Aaron's, Inc. Class A	2,000,000	86,620,000
Textiles, Apparel & Luxury Goods - 1.9%
Emerald Expositions Events, Inc. (b)	4,262,828	82,272,580

TOTAL CONSUMER DISCRETIONARY		568,501,309

CONSUMER STAPLES - 3.1%
Food Products - 1.5%
Inghams Group Ltd.	10,000,000	27,266,265
Post Holdings, Inc. (a)	400,000	34,624,000
		61,890,265
Tobacco - 1.6%
Universal Corp.	1,000,000	69,100,000

TOTAL CONSUMER STAPLES		130,990,265

ENERGY - 6.1%
Energy Equipment & Services - 5.2%
Oil States International, Inc. (a)(b)	3,500,000	122,150,000
ShawCor Ltd. Class A (b)	5,000,000	101,856,478
		224,006,478
Oil, Gas & Consumable Fuels - 0.9%
LINN Energy, Inc. (a)	500,000	20,800,000
PDC Energy, Inc. (a)	250,000	15,745,000
		36,545,000

TOTAL ENERGY		260,551,478

FINANCIALS - 17.6%
Banks - 11.5%
Cullen/Frost Bankers, Inc.	400,000	44,196,000
First Citizen Bancshares, Inc.	175,000	71,193,500
First Citizen Bancshares, Inc. Class A	200,000	81,364,000
First Hawaiian, Inc.	3,000,000	84,780,000
Hilltop Holdings, Inc.	2,720,000	56,576,000
Popular, Inc.	750,000	37,222,500
Prosperity Bancshares, Inc.	1,621,270	113,732,091
		489,064,091
Insurance - 6.1%
Amerisafe, Inc. (b)	1,000,000	62,800,000
Enstar Group Ltd. (a)	500,000	108,100,000
First American Financial Corp.	1,500,000	84,000,000
Sul America SA unit	1,100,000	6,468,175
		261,368,175

TOTAL FINANCIALS		750,432,266

HEALTH CARE - 10.2%
Health Care Equipment & Supplies - 3.7%
Hill-Rom Holdings, Inc.	1,000,000	94,200,000
Integra LifeSciences Holdings Corp. (a)	1,000,000	62,330,000
		156,530,000
Health Care Providers & Services - 2.5%
Chemed Corp.	75,000	23,702,250
Magellan Health Services, Inc. (a)	650,000	47,287,500
Ship Healthcare Holdings, Inc.	881,200	34,163,592
		105,153,342
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	500,000	62,150,000
Pharmaceuticals - 2.6%
Innoviva, Inc. (a)	366,153	5,181,065
Prestige Brands Holdings, Inc. (a)(b)	3,000,000	107,190,000
		112,371,065

TOTAL HEALTH CARE		436,204,407

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.2%
Ultra Electronics Holdings PLC	2,387,100	51,728,935
Airlines - 2.9%
Allegiant Travel Co.	455,206	56,263,462
Spirit Airlines, Inc. (a)	1,500,000	65,160,000
		121,423,462
Commercial Services & Supplies - 3.9%
ABM Industries, Inc.	642,283	20,039,230
ADS Waste Holdings, Inc. (a)	3,000,000	73,800,000
Cimpress NV (a)	500,000	73,035,000
		166,874,230
Electrical Equipment - 2.0%
Regal Beloit Corp.	1,000,000	85,950,000
Machinery - 1.7%
Apergy Corp. (a)	1,000,000	41,000,000
Mueller Industries, Inc.	1,000,000	33,110,000
		74,110,000
Marine - 0.5%
MPC Container Ships ASA (a)	3,381,000	21,347,183
Professional Services - 1.1%
Capita Group PLC	22,000,000	46,779,282
FTI Consulting, Inc. (a)	20,500	1,618,680
		48,397,962
Road & Rail - 2.0%
Genesee & Wyoming, Inc. Class A (a)	1,000,000	86,000,000
Trading Companies & Distributors - 0.8%
Diploma PLC	397,428	6,864,837
Fortress Transportation & Infrastructure Investors LLC	1,000,000	18,630,000
WESCO International, Inc. (a)	100,000	6,100,000
		31,594,837

TOTAL INDUSTRIALS		687,426,609

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.9%
InterDigital, Inc.	500,000	41,225,000
Electronic Equipment & Components - 4.7%
SYNNEX Corp.	1,000,000	96,470,000
Tech Data Corp. (a)	1,035,012	86,330,351
TTM Technologies, Inc. (a)	1,000,000	17,360,000
		200,160,351
Internet Software & Services - 3.0%
j2 Global, Inc.	1,500,000	127,260,000
IT Services - 4.3%
Conduent, Inc. (a)	5,000,000	89,800,000
EVERTEC, Inc.	1,000,000	23,300,000
Presidio, Inc. (a)(b)	5,000,000	69,800,000
		182,900,000
Software - 0.8%
Hansen Technologies Ltd.	182,900	459,293
Micro Focus International PLC	2,000,000	32,634,895
		33,094,188
Technology Hardware, Storage & Peripherals - 1.1%
Elecom Co. Ltd.	131,400	3,117,687
Super Micro Computer, Inc. (a)	2,000,000	44,200,000
		47,317,687

TOTAL INFORMATION TECHNOLOGY		631,957,226

MATERIALS - 7.0%
Chemicals - 1.5%
Tronox Ltd. Class A	3,500,000	64,575,000
Construction Materials - 2.3%
Wienerberger AG	4,000,000	98,131,852
Containers & Packaging - 3.2%
Silgan Holdings, Inc.	5,000,000	137,549,999

TOTAL MATERIALS		300,256,851

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 10.1%
CareTrust (REIT), Inc. (b)	4,500,000	76,095,000
Corporate Office Properties Trust (SBI)	2,500,000	74,350,000
iStar Financial, Inc. (b)	3,552,565	38,616,382
Life Storage, Inc.	1,000,000	95,960,000
Spirit Realty Capital, Inc.	3,000,000	25,110,000
Store Capital Corp.	4,434,413	121,724,637
		431,856,019
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	500,000	31,940,000
UTILITIES - 0.3%
Electric Utilities - 0.3%
Portland General Electric Co.	250,000	11,340,000
TOTAL COMMON STOCKS
(Cost $3,532,505,127)		4,241,456,430
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Mueller Industries, Inc. 6% 3/1/27 (Cost $1,663,000)	1,663,000	1,625,583
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.96% (c)
(Cost $25,381,065)	25,375,990	25,381,065
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,559,549,192)		4,268,463,078
NET OTHER ASSETS (LIABILITIES) - 0.0%		(382,091)
NET ASSETS - 100%		$4,268,080,987

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$250,624
Fidelity Securities Lending Cash Central Fund	173
Total	$250,797

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amerisafe, Inc.	$59,300,000	$--	$--	$220,000	$--	$3,500,000	$62,800,000
CareTrust (REIT), Inc.	59,445,000	--	--	804,045	--	17,170,806	76,095,000
Emerald Expositions Events, Inc.	86,715,000	--	4,858,599	326,250	(258,983)	675,162	82,272,580
iStar Financial, Inc.	36,023,009	--	--	--	--	2,593,373	38,616,382
Oil States International, Inc.	125,825,000	--	--	--	--	(3,675,000)	122,150,000
Presidio, Inc.	76,600,000	--	--	--	--	(6,800,000)	69,800,000
Prestige Brands Holdings, Inc.	88,320,000	--	--	--	--	18,870,000	107,190,000
ShawCor Ltd. Class A	96,732,739	--	--	498,125	--	5,123,739	101,856,478
Super Micro Computer, Inc.	44,250,000	--	12,777,358	--	(693,917)	13,421,275	--
Total	$673,210,748	$--	$17,635,957	$1,848,420	$(952,900)	$50,879,355	$660,780,440

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$568,501,309	$568,501,309	$--	$--
Consumer Staples	130,990,265	130,990,265	--	--
Energy	260,551,478	260,551,478	--	--
Financials	750,432,266	750,432,266	--	--
Health Care	436,204,407	436,204,407	--	--
Industrials	687,426,609	687,426,609	--	--
Information Technology	631,957,226	599,322,331	32,634,895	--
Materials	300,256,851	300,256,851	--	--
Real Estate	431,856,019	431,856,019	--	--
Telecommunication Services	31,940,000	31,940,000	--	--
Utilities	11,340,000	11,340,000	--	--
Corporate Bonds	1,625,583	--	1,625,583	--
Money Market Funds	25,381,065	25,381,065	--	--
Total Investments in Securities:	$4,268,463,078	$4,234,202,600	$34,260,478	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

July 31, 2018

SLC-QTLY-0918
1.804879.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Distributors - 0.2%
Educational Development Corp.	156,495	$3,122
Diversified Consumer Services - 2.3%
Career Education Corp. (a)	910,451	16,752
Collectors Universe, Inc.	413,404	5,581
Laureate Education, Inc. Class A (a)	1,014,643	15,027
		37,360
Hotels, Restaurants & Leisure - 0.4%
Choice Hotels International, Inc.	20,000	1,552
MTY Food Group, Inc.	108,500	4,657
		6,209
Household Durables - 5.7%
Cavco Industries, Inc. (a)	86,627	18,404
Helen of Troy Ltd. (a)	180,064	20,626
LGI Homes, Inc. (a)(b)	312,291	16,142
New Home Co. LLC (a)	1,020,452	9,409
Skyline Champion Corp.	139,834	3,591
TRI Pointe Homes, Inc. (a)	1,832,543	25,967
		94,139
Internet & Direct Marketing Retail - 1.1%
Duluth Holdings, Inc. (a)(b)	792,984	18,254
Media - 2.6%
Cable One, Inc.	32,612	23,607
Cinemark Holdings, Inc.	380,768	13,677
The New York Times Co. Class A	265,400	6,582
		43,866
Specialty Retail - 0.7%
Boot Barn Holdings, Inc. (a)	382,000	8,935
Winmark Corp.	21,942	3,230
		12,165

TOTAL CONSUMER DISCRETIONARY		215,115

CONSUMER STAPLES - 4.4%
Beverages - 1.3%
National Beverage Corp.	208,000	21,946
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc.	168,300	4,172
Performance Food Group Co. (a)	547,471	19,627
Smart & Final Stores, Inc. (a)	2,107,562	12,435
		36,234
Food Products - 0.9%
TreeHouse Foods, Inc. (a)	310,310	14,737

TOTAL CONSUMER STAPLES		72,917

ENERGY - 3.7%
Energy Equipment & Services - 1.3%
Dril-Quip, Inc. (a)	379,827	19,580
Profire Energy, Inc. (a)	243,971	849
		20,429
Oil, Gas & Consumable Fuels - 2.4%
Midstates Petroleum Co., Inc. (a)	804,225	10,543
Murphy Oil Corp.	535,077	17,797
World Fuel Services Corp.	420,268	11,696
		40,036

TOTAL ENERGY		60,465

FINANCIALS - 19.1%
Banks - 4.6%
Access National Corp.	70,850	1,968
Bank of the Ozarks, Inc.	486,221	19,886
Camden National Corp.	275,078	12,681
First Citizen Bancshares, Inc.	2,000	814
First Hawaiian, Inc.	380,000	10,739
Great Western Bancorp, Inc.	108,642	4,547
Hilltop Holdings, Inc.	384,614	8,000
Plumas Bancorp	68,046	1,875
Popular, Inc.	85,948	4,266
United Community Bank, Inc.	204,148	6,131
West Bancorp., Inc.	200,562	4,974
		75,881
Capital Markets - 4.8%
Ashford, Inc.	5,151	436
FactSet Research Systems, Inc.	39,392	7,932
INTL FCStone, Inc. (a)	358,763	19,226
Morningstar, Inc.	230,077	30,370
OM Asset Management Ltd.	841,881	11,997
Vontobel Holdings AG	132,160	9,176
		79,137
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)(b)	567,754	20,496
First Cash Financial Services, Inc.	136,573	11,090
		31,586
Diversified Financial Services - 1.2%
Cannae Holdings, Inc. (a)	547,236	9,987
Cotiviti Holdings, Inc. (a)	229,344	10,238
		20,225
Insurance - 2.8%
First American Financial Corp.	235,862	13,208
Investors Title Co.	20,275	3,881
Primerica, Inc.	255,416	29,322
		46,411
Real Estate Management & Development - 1.3%
The RMR Group, Inc.	252,062	21,879
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (a)	391,911	15,049
Home Bancorp, Inc.	38,508	1,756
Lendingtree, Inc. (a)(b)	68,000	16,238
Southern Missouri Bancorp, Inc.	79,084	3,135
Timberland Bancorp, Inc.	122,381	4,433
		40,611

TOTAL FINANCIALS		315,730

HEALTH CARE - 17.2%
Biotechnology - 1.0%
Bioventix PLC	18,827	814
Dyax Corp. rights 12/31/19 (a)(c)	632,800	2,265
Essex Bio-Technology Ltd.	561,000	456
Five Prime Therapeutics, Inc. (a)	71,558	1,066
Shanghai Haohai Biological Technology Co. Ltd. Class H	86,600	600
United Therapeutics Corp. (a)	96,783	11,896
		17,097
Health Care Equipment & Supplies - 2.9%
Boule Diagnostics AB	6,668	59
Kewaunee Scientific Corp.	19,768	625
LivaNova PLC (a)	356,151	39,223
Utah Medical Products, Inc.	83,484	8,098
		48,005
Health Care Providers & Services - 6.5%
Chemed Corp.	36,950	11,677
Envision Healthcare Corp. (a)	247,415	10,951
HealthSouth Corp.	542,728	41,047
Magellan Health Services, Inc. (a)	144,851	10,538
MEDNAX, Inc. (a)	366,736	15,693
Ship Healthcare Holdings, Inc.	462,300	17,923
		107,829
Health Care Technology - 0.8%
Cegedim SA (a)	2,554	99
Inovalon Holdings, Inc. Class A (a)(b)	1,198,623	12,765
		12,864
Life Sciences Tools & Services - 3.5%
Charles River Laboratories International, Inc. (a)	219,824	27,324
ICON PLC (a)	215,036	29,924
		57,248
Pharmaceuticals - 2.5%
Alliance Pharma PLC	15,982,511	19,551
BioSyent, Inc. (a)	410,491	3,045
Dechra Pharmaceuticals PLC	481,257	18,862
		41,458

TOTAL HEALTH CARE		284,501

INDUSTRIALS - 16.0%
Building Products - 2.4%
Continental Building Products, Inc. (a)	637,151	20,325
Reliance Worldwide Corp. Ltd.	45,438	201
Universal Forest Products, Inc.	510,932	18,823
		39,349
Commercial Services & Supplies - 0.9%
Loomis AB (B Shares)	337,467	10,585
VSE Corp.	103,541	4,463
		15,048
Construction & Engineering - 1.1%
AECOM (a)	539,432	18,103
Machinery - 5.2%
AGCO Corp.	303,000	19,095
Allison Transmission Holdings, Inc.	891,209	41,885
L.B. Foster Co. Class A (a)	189,583	4,654
Luxfer Holdings PLC sponsored	177,998	3,293
Middleby Corp. (a)	169,598	17,380
		86,307
Professional Services - 4.6%
Asiakastieto Group Oyj (d)	30,000	1,077
CBIZ, Inc. (a)	1,560,945	34,341
Franklin Covey Co. (a)	58,013	1,482
Insperity, Inc.	369,300	35,120
TriNet Group, Inc. (a)	62,058	3,342
		75,362
Road & Rail - 0.2%
Landstar System, Inc.	34,453	3,829
Trading Companies & Distributors - 0.7%
Textainer Group Holdings Ltd. (a)	752,153	11,959
Transportation Infrastructure - 0.9%
Macquarie Infrastructure Co. LLC	337,500	15,326

TOTAL INDUSTRIALS		265,283

INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 1.3%
SYNNEX Corp.	218,483	21,077
Internet Software & Services - 4.1%
comScore, Inc. (a)	226,203	4,524
j2 Global, Inc.	343,546	29,146
Mitula Group Ltd. (a)	5,324,265	2,828
Stamps.com, Inc. (a)	119,497	31,189
		67,687
IT Services - 6.1%
Cass Information Systems, Inc.	129,200	8,702
Computer Services, Inc.	91,122	4,716
CoreLogic, Inc. (a)	570,719	27,794
EVO Payments, Inc. Class A (b)	29,000	613
Hackett Group, Inc.	552,014	9,953
Netcompany Group A/S	23,200	844
Presidio, Inc. (a)	829,726	11,583
Prodware	75,983	1,187
Sylogist Ltd.	678,400	6,368
WEX, Inc. (a)	159,719	30,318
		102,078
Software - 6.5%
Ceridian HCM Holding, Inc.	5,500	180
CyberArk Software Ltd. (a)	67,000	4,068
Ebix, Inc. (b)	359,831	28,553
Enghouse Systems Ltd.	160,400	9,563
Hansen Technologies Ltd.	3,073,829	7,719
Micro Focus International PLC	598,550	9,767
NICE Systems Ltd. sponsored ADR (a)(b)	354,163	38,745
QAD, Inc.:
Class A	155,805	7,759
Class B	5,290	206
Vitec Software Group AB	70,000	646
		107,206
Technology Hardware, Storage & Peripherals - 0.0%
Astro-Med, Inc.	44,123	799

TOTAL INFORMATION TECHNOLOGY		298,847

MATERIALS - 4.0%
Chemicals - 2.8%
Chase Corp.	23,932	2,956
Innospec, Inc.	299,997	24,285
KMG Chemicals, Inc.	240,961	17,301
Northern Technologies International Corp.	28,830	1,093
		45,635
Construction Materials - 0.2%
Eagle Materials, Inc.	38,826	3,857
Containers & Packaging - 1.0%
Silgan Holdings, Inc.	469,191	12,907
UFP Technologies, Inc. (a)	118,355	3,870
		16,777

TOTAL MATERIALS		66,269

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.8%
CoreSite Realty Corp.	115,000	12,892
EPR Properties	201,500	13,398
PS Business Parks, Inc.	44,000	5,622
Store Capital Corp.	498,000	13,670
		45,582
Real Estate Management & Development - 0.9%
Consolidated-Tomoka Land Co.	104,068	6,817
FRP Holdings, Inc. (a)	47,725	3,102
Leopalace21 Corp.	1,065,800	5,853
		15,772

TOTAL REAL ESTATE		61,354

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	838,257	8,056
TOTAL COMMON STOCKS
(Cost $1,431,849)		1,648,537

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.96% (e)	13,561,801	13,565
Fidelity Securities Lending Cash Central Fund 1.97% (e)(f)	56,282,386	56,288
TOTAL MONEY MARKET FUNDS
(Cost $69,853)		69,853
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $1,501,702)		1,718,390
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(62,637)
NET ASSETS - 100%		$1,655,753

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,077,000 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$45
Fidelity Securities Lending Cash Central Fund	144
Total	$189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$215,115	$215,115	$--	$--
Consumer Staples	72,917	72,917	--	--
Energy	60,465	60,465	--	--
Financials	315,730	315,730	--	--
Health Care	284,501	282,236	--	2,265
Industrials	265,283	265,283	--	--
Information Technology	298,847	289,080	9,767	--
Materials	66,269	66,269	--	--
Real Estate	61,354	61,354	--	--
Utilities	8,056	8,056	--	--
Money Market Funds	69,853	69,853	--	--
Total Investments in Securities:	$1,718,390	$1,706,358	$9,767	$2,265

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

July 31, 2018

SLCXK6-QTLY-0918
1.9883972.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Distributors - 0.2%
Educational Development Corp.	8,166	$162,912
Diversified Consumer Services - 2.2%
Career Education Corp. (a)	55,471	1,020,666
Collectors Universe, Inc.	23,762	320,787
Laureate Education, Inc. Class A (a)	60,909	902,062
		2,243,515
Hotels, Restaurants & Leisure - 0.2%
MTY Food Group, Inc.	4,479	192,265
Household Durables - 5.7%
Cavco Industries, Inc. (a)	5,280	1,121,736
Helen of Troy Ltd. (a)	10,971	1,256,728
LGI Homes, Inc. (a)(b)	19,027	983,506
New Home Co. LLC (a)	62,130	572,839
Skyline Champion Corp.	8,464	217,356
TRI Pointe Homes, Inc. (a)	112,004	1,587,097
		5,739,262
Internet & Direct Marketing Retail - 1.1%
Duluth Holdings, Inc. (a)(b)	47,419	1,091,585
Media - 2.8%
Cable One, Inc.	1,983	1,435,414
Cinemark Holdings, Inc.	28,042	1,007,269
The New York Times Co. Class A	15,949	395,535
		2,838,218
Specialty Retail - 0.7%
Boot Barn Holdings, Inc. (a)	22,920	536,099
Michaels Companies, Inc. (a)	6,327	129,134
Winmark Corp.	300	44,160
		709,393

TOTAL CONSUMER DISCRETIONARY		12,977,150

CONSUMER STAPLES - 4.4%
Beverages - 1.3%
National Beverage Corp.	11,861	1,251,454
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc.	10,254	254,197
Performance Food Group Co. (a)	33,356	1,195,813
Smart & Final Stores, Inc. (a)	126,889	748,645
		2,198,655
Food Products - 0.9%
TreeHouse Foods, Inc. (a)	19,887	944,434

TOTAL CONSUMER STAPLES		4,394,543

ENERGY - 3.7%
Energy Equipment & Services - 1.3%
Dril-Quip, Inc. (a)	23,102	1,190,908
Profire Energy, Inc. (a)	14,589	50,770
		1,241,678
Oil, Gas & Consumable Fuels - 2.4%
Midstates Petroleum Co., Inc. (a)	47,344	620,680
Murphy Oil Corp.	32,921	1,094,952
World Fuel Services Corp.	25,277	703,459
		2,419,091

TOTAL ENERGY		3,660,769

FINANCIALS - 19.2%
Banks - 4.6%
Access National Corp.	4,612	128,121
Bank of the Ozarks, Inc.	29,429	1,203,646
Camden National Corp.	17,420	803,062
First Hawaiian, Inc.	22,800	644,328
Great Western Bancorp, Inc.	6,576	275,206
Hilltop Holdings, Inc.	24,187	503,090
Plumas Bancorp	3,999	110,172
Popular, Inc.	5,295	262,791
United Community Bank, Inc.	13,752	412,973
West Bancorp., Inc.	12,045	298,716
		4,642,105
Capital Markets - 4.8%
Ashford, Inc.	383	32,455
FactSet Research Systems, Inc.	2,384	480,042
INTL FCStone, Inc. (a)	21,858	1,171,370
Morningstar, Inc.	13,852	1,828,464
OM Asset Management Ltd.	51,294	730,940
Vontobel Holdings AG	8,318	577,551
		4,820,822
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)	34,364	1,240,540
First Cash Financial Services, Inc.	8,443	685,572
		1,926,112
Diversified Financial Services - 1.3%
Cannae Holdings, Inc. (a)	33,310	607,908
Cotiviti Holdings, Inc. (a)	15,637	698,036
		1,305,944
Insurance - 2.8%
First American Financial Corp.	13,911	779,016
Investors Title Co.	1,246	238,484
Primerica, Inc.	15,378	1,765,394
		2,782,894
Real Estate Management & Development - 1.3%
The RMR Group, Inc.	15,172	1,316,930
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd. (a)	23,918	918,451
Home Bancorp, Inc.	2,341	106,726
Lendingtree, Inc. (a)(b)	4,094	977,647
Southern Missouri Bancorp, Inc.	5,328	211,202
Timberland Bancorp, Inc.	7,449	269,803
		2,483,829

TOTAL FINANCIALS		19,278,636

HEALTH CARE - 17.3%
Biotechnology - 0.9%
Bioventix PLC	600	25,949
Five Prime Therapeutics, Inc. (a)	4,142	61,716
Shanghai Haohai Biological Technology Co. Ltd. Class H	4,200	29,083
United Therapeutics Corp. (a)	6,309	775,439
		892,187
Health Care Equipment & Supplies - 3.0%
Boule Diagnostics AB	600	5,344
Kewaunee Scientific Corp.	1,494	47,210
LivaNova PLC (a)	22,004	2,423,301
Utah Medical Products, Inc.	4,919	477,143
		2,952,998
Health Care Providers & Services - 6.5%
Chemed Corp.	2,225	703,167
Envision Healthcare Corp. (a)	15,014	664,520
HealthSouth Corp.	32,676	2,471,286
Magellan Health Services, Inc. (a)	8,825	642,019
MEDNAX, Inc. (a)	22,240	951,650
Ship Healthcare Holdings, Inc.	28,500	1,104,928
		6,537,570
Health Care Technology - 0.7%
Cegedim SA (a)	46	1,775
Inovalon Holdings, Inc. Class A (a)(b)	67,892	723,050
		724,825
Life Sciences Tools & Services - 3.4%
Charles River Laboratories International, Inc. (a)	13,235	1,645,111
ICON PLC (a)	12,947	1,801,705
		3,446,816
Pharmaceuticals - 2.8%
Alliance Pharma PLC	994,910	1,217,070
BioSyent, Inc. (a)	16,086	119,330
Dechra Pharmaceuticals PLC	38,476	1,507,980
		2,844,380

TOTAL HEALTH CARE		17,398,776

INDUSTRIALS - 16.0%
Building Products - 2.4%
Continental Building Products, Inc. (a)	39,057	1,245,918
Reliance Worldwide Corp. Ltd.	2,754	12,174
Universal Forest Products, Inc.	31,433	1,157,992
		2,416,084
Commercial Services & Supplies - 1.0%
Loomis AB (B Shares)	20,581	645,544
VSE Corp.	7,303	314,759
		960,303
Construction & Engineering - 1.1%
AECOM (a)	32,809	1,101,070
Machinery - 5.2%
AGCO Corp.	18,423	1,161,017
Allison Transmission Holdings, Inc.	54,260	2,550,214
L.B. Foster Co. Class A (a)	11,080	272,014
Luxfer Holdings PLC sponsored	13,120	242,720
Middleby Corp. (a)	10,138	1,038,942
		5,264,907
Professional Services - 4.5%
Asiakastieto Group Oyj (c)	1,200	43,079
CBIZ, Inc. (a)	94,478	2,078,516
Franklin Covey Co. (a)	1,505	38,453
Insperity, Inc.	22,475	2,137,373
TriNet Group, Inc. (a)	3,780	203,553
		4,500,974
Road & Rail - 0.2%
Landstar System, Inc.	2,074	230,525
Trading Companies & Distributors - 0.7%
Textainer Group Holdings Ltd. (a)	44,131	701,683
Transportation Infrastructure - 0.9%
Macquarie Infrastructure Co. LLC (b)	20,320	922,731

TOTAL INDUSTRIALS		16,098,277

INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment & Components - 1.3%
SYNNEX Corp.	13,109	1,264,625
Internet Software & Services - 4.1%
comScore, Inc. (a)	13,561	271,220
j2 Global, Inc.	21,647	1,836,531
Mercari, Inc. (a)	200	8,425
Mitula Group Ltd. (a)	297,602	158,089
Stamps.com, Inc. (a)	7,194	1,877,634
		4,151,899
IT Services - 6.1%
Cass Information Systems, Inc.	7,442	501,219
Computer Services, Inc. (b)	5,551	287,264
CoreLogic, Inc. (a)	34,361	1,673,381
EVO Payments, Inc. Class A	1,700	35,955
Hackett Group, Inc.	33,924	611,650
Netcompany Group A/S	1,659	60,346
Presidio, Inc. (a)	49,783	694,971
Prodware	1,200	18,747
Sylogist Ltd.	40,728	382,280
WEX, Inc. (a)	9,676	1,836,698
		6,102,511
Software - 6.3%
CyberArk Software Ltd. (a)	4,004	243,083
Ebix, Inc.	20,761	1,647,385
Enghouse Systems Ltd.	9,752	581,439
Hansen Technologies Ltd.	175,849	441,587
Micro Focus International PLC	36,060	588,407
NICE Systems Ltd. sponsored ADR (a)	21,323	2,332,736
QAD, Inc. Class A	9,385	467,373
Vitec Software Group AB	2,934	27,095
		6,329,105
Technology Hardware, Storage & Peripherals - 0.0%
Astro-Med, Inc.	1,700	30,770

TOTAL INFORMATION TECHNOLOGY		17,878,910

MATERIALS - 4.0%
Chemicals - 2.7%
Chase Corp.	1,459	180,187
Innospec, Inc.	17,098	1,384,083
KMG Chemicals, Inc.	14,545	1,044,331
Northern Technologies International Corp.	1,776	67,310
		2,675,911
Construction Materials - 0.3%
Eagle Materials, Inc.	3,542	351,898
Containers & Packaging - 1.0%
Silgan Holdings, Inc.	28,268	777,653
UFP Technologies, Inc. (a)	7,089	231,810
		1,009,463

TOTAL MATERIALS		4,037,272

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.8%
CoreSite Realty Corp.	7,009	785,709
EPR Properties	12,282	816,630
PS Business Parks, Inc.	2,681	342,551
Store Capital Corp.	30,354	833,217
		2,778,107
Real Estate Management & Development - 0.9%
Consolidated-Tomoka Land Co.	5,936	388,867
FRP Holdings, Inc. (a)	2,542	165,230
Leopalace21 Corp.	65,000	356,929
		911,026

TOTAL REAL ESTATE		3,689,133

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	51,591	495,790
TOTAL COMMON STOCKS
(Cost $92,586,258)		99,909,256

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.96% (d)	778,680	778,836
Fidelity Securities Lending Cash Central Fund 1.97% (d)(e)	2,667,165	2,667,432
TOTAL MONEY MARKET FUNDS
(Cost $3,446,268)		3,446,268
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $96,032,526)		103,355,524
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(2,974,579)
NET ASSETS - 100%		$100,380,945

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,079 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,532
Fidelity Securities Lending Cash Central Fund	4,564
Total	$8,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,977,150	$12,977,150	$--	$--
Consumer Staples	4,394,543	4,394,543	--	--
Energy	3,660,769	3,660,769	--	--
Financials	19,278,636	19,278,636	--	--
Health Care	17,398,776	17,398,776	--	--
Industrials	16,098,277	16,098,277	--	--
Information Technology	17,878,910	17,290,503	588,407	--
Materials	4,037,272	4,037,272	--	--
Real Estate	3,689,133	3,689,133	--	--
Utilities	495,790	495,790	--	--
Money Market Funds	3,446,268	3,446,268	--	--
Total Investments in Securities:	$103,355,524	$102,767,117	$588,407	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018